Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 375,297		¥ 2,468,034		¥ 2,612,743
Short-term deposits	1,768,592		8,824,610		12,312,585
Accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB 12,209 as of December 31, 2018 and 2019, respectively	38,087		719,606		265,155
Amount due from related parties	629				4,382
Prepaid expenses and other current assets	86,041		620,979		599,000
Total current assets	2,268,646		12,633,229		15,793,865
Right-of-use assets, net	27,371				190,552	¥ 188,087
Property and equipment, net	49,749		387,532		346,345
Intangible assets	127,884		1,036,986		890,303
Rental deposits	3,595		24,192		25,028
Long-term investments	71,232		447,465		495,905
Deferred tax assets	5,324		57,786		37,064
Other non-current assets	6,322		71,519		44,009
Goodwill	626,362		4,306,829	¥ 22,130	4,360,610
Total assets	3,229,577		18,965,538		22,483,681
Accounts payable	102,604		718,362		714,323
Deferred revenue	72,318		441,892		503,461
Accrued expenses and other current liabilities	141,611		846,710		985,873
Amounts due to related parties	4,253		82,948		29,606
Lease liabilities due within one year	19,416				135,169
Total current liabilities	374,435		2,696,276		2,606,754
Deferred tax liabilities	31,971		259,247		222,576
Lease liabilities	8,115				56,498
Total liabilities	1,258,997		7,942,679		8,764,899
Net revenues		¥ 17,015,089	13,408,421	8,886,390
Net income		2,970,890	2,815,775	2,148,098
Net cash provided by operating activities	782,686	5,448,886	3,327,718	2,886,107
Net cash used in investing activities	(578,861)	(4,029,919)	(10,034,004)	(188,174)
Net cash provided by financing activities	$ (182,967)	(1,273,780)	4,687,951	2,833
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents			1,502,395		1,147,848
Short-term deposits					800,000
Accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB 12,209 as of December 31, 2018 and 2019, respectively			719,606		259,250
Amount due from related parties					4,382
Prepaid expenses and other current assets			425,974		416,862
Total current assets			2,647,975		2,628,342
Right-of-use assets, net					39,693
Property and equipment, net			72,539		42,668
Intangible assets			42,821		37,089
Rental deposits			11,619		10,570
Long-term investments			447,465		495,905
Deferred tax assets			52,887		34,514
Other non-current assets			67,480		43,970
Goodwill			22,130		22,130
Total assets			3,364,916		3,354,881
Accounts payable			549,173		611,471
Deferred revenue			441,392		497,166
Accrued expenses and other current liabilities			304,363		244,759
Amounts due to related parties			43,213		29,554
Lease liabilities due within one year			0		6,830
Income tax payable			113,733		122,403
Total current liabilities			1,451,874		1,512,183
Deferred tax liabilities			10,705		9,272
Lease liabilities					17,466
Total liabilities			1,462,579		¥ 1,538,921
Net revenues		17,001,337	13,408,421	8,886,390
Net income		8,511,991	6,292,183	4,890,438
Net cash provided by operating activities		9,125,496	5,913,709	4,997,183
Net cash used in investing activities		(881,828)	¥ (151,546)	(174,333)
Net cash provided by financing activities		¥ 11,000		¥ 490